Financial Risk Management - Schedule of Group’s Revenue (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Group’s Revenue [Line Items]
Exposure to credit risk	RM 9,237,203	$ 2,067,414	RM 8,131,108
Customer A [Member]
Schedule of Group’s Revenue [Line Items]
Exposure to credit risk	5,235,428	1,171,761	5,310,365
Customer B [Member]
Schedule of Group’s Revenue [Line Items]
Exposure to credit risk	3,094,611	692,617	849,109
Customer C [Member]
Schedule of Group’s Revenue [Line Items]
Exposure to credit risk	RM 907,164	$ 203,036	RM 1,971,634